Provisions - Movement of the provision for closure of mining units (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Provisions
Accretion expense	$ 8,476	$ 12,067
Disbursements	(25,277)	(25,801)
Classification by maturity:
Current portion	53,900	107,491	$ 94,171
Non-current portion	306,400	193,209	204,347
Closure of mining units and exploration projects [Member]
Provisions
Beginning balance	259,366	254,247
Continuing mining units	65,397	11,879
Discontinued mining units, note 1(e)	555	6,991
Exploration projects, note 28(a)	496	(7,794)
Additions (reversals) in estimates and reclassifications	66,448	11,076
Continuing mining units, note 29(a)	7,563	11,249
Exploration projects, note 29(a)	518	589
Discontinued mining units, note 1(e)	395	229
Accretion expense	8,476	12,067
Disbursements	(17,372)	(18,024)
Ending balance	316,918	259,366
Classification by maturity:
Current portion	25,758	80,548
Non-current portion	291,160	178,818
Provision for closure of mining units and exploration projects	$ 316,918	$ 259,366	$ 254,247